Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	£ 4,988	£ 4,234
At fair value through profit or loss
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	23	23
Covered bond programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for bonds	28,529	27,019
Restricted cash and cash equivalents	3,955	3,678
Securitisation programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 27,945	£ 30,190